Restrictions to the distribution of earnings (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Summary of Dividends Payable
The payment to BOPREAL was made on June 25, 2025, while as of the date of publication of these financial statements, all installments for resident shareholders were paid, according to the following schedule:

2025 / 2026
No. Installment	Cut off Date	Payment Date	In Thousands of Argentine pesos
1	June 25, 2025	June 30, 2025	3,387,108
2	July 28, 2025	July 31, 2025	3,441,942
3	August 26, 2025	August 29, 2025	3,507,392
4	September 25, 2025	September 30, 2025	3,573,181
5	October 25, 2025	October 31, 2025	3,647,356
6	November 25, 2025	November 28, 2025	3,732,774
7	December 23, 2025	December 30, 2025	3,825,081
8	January 27, 2026	January 30, 2026	3,933,913
9	February 24, 2026	February 27, 2026	4,047,272
10	March 26, 2026	March 31, 2026	4,164,493